ACCOUNTS RECEIVABLE (Schedule of Aging Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
current	¥ 130,551	¥ 78,276
1-3 months past due	96,307	15,306
4-6 months past due	19,861	10,846
7-12 months past due	13,741	22,748
greater than one year past due	69,053	71,836
Total accounts receivable	¥ 329,513	¥ 199,012